Condensed Consolidated Statements of Equity (Q3) - USD ($)	Total	Series A Preferred Stock	Common Class C and S	Preferred Stock	Preferred Stock Series A Preferred Stock	Common Stock Class C	Common Stock Class S	Additional Paid-in Capital	Additional Paid-in Capital Series A Preferred Stock	Additional Paid-in Capital Common Class C and S	Cumulative Distributions and Net Losses	Cumulative Distributions and Net Losses Common Class C and S	Total Stockholders' Equity	Total Stockholders' Equity Series A Preferred Stock	Total Stockholders' Equity Common Class C and S	Noncontrolling Interests in the Operating Partnership
Beginning balance (in shares) at Dec. 31, 2018						4,314,431	5,865
Beginning balance at Dec. 31, 2018	$ 103,092,769					$ 12,943	$ 18	$ 119,247,245			$ (16,167,437)		$ 103,092,769			$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)						1,286,660	56,337
Issuance of common stock	40,908,373					$ 3,860	$ 169	40,904,344					40,908,373
Issuance of preferred stock (in shares)						1,286,660	56,337
Issuance of preferred stock, net	40,908,373					$ 3,860	$ 169	40,904,344					40,908,373
Stock compensation expense (in shares)						10,335
Stock compensation expense	315,000					$ 31		314,969					315,000
Offering costs	(1,716,672)							(1,716,672)					(1,716,672)
Reclassification to redeemable common stock	(7,484,065)							(7,484,065)					(7,484,065)
Distributions declared, common stock	(10,585,519)										(10,585,519)		(10,585,519)
Ending balance (in shares) at Dec. 31, 2019				0		7,882,489	62,202
Ending balance at Dec. 31, 2019	240,172,562			$ 0		$ 7,882	$ 62	220,730,566			(31,168,948)		189,569,562			50,603,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)						585,853	1,252
Issuance of common stock			$ 16,193,927			$ 586	$ 1			$ 16,193,340		$ 0			$ 16,193,927
Issuance of preferred stock (in shares)						585,853	1,252
Issuance of preferred stock, net			16,193,927			$ 586	$ 1			16,193,340		$ 0			16,193,927
Stock compensation expense (in shares)						12,977
Stock compensation expense	313,334					$ 13		313,321					313,334
Class OP Units compensation expense	266,350							266,350					266,350
Offering costs	(981,748)							(981,748)					(981,748)
Reclassification to redeemable common stock	4,393,863							4,393,863					4,393,863
Repurchase of common stock (in shares)						(478,614)	(645)
Repurchase of common stock	(13,154,123)					$ (478)	$ 0	(13,153,645)			0		(13,154,123)
Distributions declared, common stock	(9,595,208)										(9,595,208)		(9,595,208)
Net income (loss) attributable to common stockholders	(52,097,300)										(52,097,300)		(52,097,300)
Ending balance (in shares) at Sep. 30, 2020				0		8,002,705	62,808
Ending balance at Sep. 30, 2020	185,511,657			$ 0		$ 8,003	$ 63	227,762,047			(92,861,456)		134,908,657			50,603,000
Beginning balance (in shares) at Dec. 31, 2019				0		7,882,489	62,202
Beginning balance at Dec. 31, 2019	240,172,562			$ 0		$ 7,882	$ 62	220,730,566			(31,168,948)		189,569,562			50,603,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)						665,285	1,509
Issuance of common stock	17,867,390					$ 1,996	$ 5	17,865,389					17,867,390
Issuance of preferred stock (in shares)						665,285	1,509
Issuance of preferred stock, net	17,867,390					$ 1,996	$ 5	17,865,389					17,867,390
Stock compensation expense (in shares)						16,786
Stock compensation expense	393,333					$ 50		393,283					393,333
Class OP Units compensation expense	355,134							355,134					355,134
Offering costs	(1,205,317)							(1,205,317)					(1,205,317)
Reclassification to redeemable common stock	3,723,565							3,723,565					3,723,565
Distributions declared, common stock	(11,701,828)										(11,701,828)		(11,701,828)
Ending balance (in shares) at Dec. 31, 2020				0		7,874,541	62,860
Ending balance at Dec. 31, 2020	182,886,668			$ 0		$ 7,874	$ 63	224,288,417			(92,012,686)		132,283,668			50,603,000
Beginning balance (in shares) at Jun. 30, 2020				0		8,045,711	62,550
Beginning balance at Jun. 30, 2020	189,662,529			$ 0		$ 8,046	$ 63	228,712,957			(89,661,537)		139,059,529			50,603,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)						99,810	259
Issuance of common stock			2,101,688			$ 100	$ 0			2,101,588					2,101,688
Issuance of preferred stock (in shares)						99,810	259
Issuance of preferred stock, net			2,101,688			$ 100	$ 0			2,101,588					2,101,688
Stock compensation expense (in shares)						8,750
Stock compensation expense	183,750					$ 9		183,741					183,750
Class OP Units compensation expense	88,784							88,784					88,784
Offering costs	(158,826)							(158,826)					(158,826)
Repurchase of common stock (in shares)						(151,567)	0
Repurchase of common stock	(3,166,349)					$ (152)	$ 0	(3,166,197)					(3,166,349)
Distributions declared, common stock	(2,135,815)										(2,135,815)		(2,135,815)
Net income (loss) attributable to common stockholders	(1,064,104)										(1,064,104)		(1,064,104)
Ending balance (in shares) at Sep. 30, 2020				0		8,002,705	62,808
Ending balance at Sep. 30, 2020	185,511,657			$ 0		$ 8,003	$ 63	227,762,047			(92,861,456)		134,908,657			50,603,000
Beginning balance (in shares) at Dec. 31, 2020				0		7,874,541	62,860
Beginning balance at Dec. 31, 2020	182,886,668			$ 0		$ 7,874	$ 63	224,288,417			(92,012,686)		132,283,668			50,603,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)					2,000,000	271,061	688
Issuance of common stock		$ 47,570,374	6,311,475		$ 2,000	$ 271	$ 1		$ 47,568,374	6,311,203				$ 47,570,374	6,311,475
Issuance of preferred stock (in shares)					2,000,000	271,061	688
Issuance of preferred stock, net		47,570,374	6,311,475		$ 2,000	$ 271	$ 1		47,568,374	6,311,203				47,570,374	6,311,475
Stock compensation expense (in shares)						12,168
Stock compensation expense	296,250					$ 13		296,237					296,250
Class OP Units compensation expense	1,840,341							1,840,341					1,840,341
Offering costs	(946,914)							(946,914)					(946,914)
Reclassification to redeemable common stock	8,247,216							8,247,216					8,247,216
Repurchase of common stock (in shares)						(747,841)
Repurchase of common stock	(16,881,466)					$ (748)		(16,880,718)					(16,881,466)
Distributions declared, common stock	(5,949,912)	(143,403)									(5,949,912)		(5,949,912)
Net income (loss) attributable to common stockholders	1,599,561										1,599,561		1,599,561
Ending balance (in shares) at Sep. 30, 2021				2,000,000		7,409,929	63,548
Ending balance at Sep. 30, 2021	224,973,593			$ 2,000		$ 7,410	$ 64	270,724,156			(96,363,037)		174,370,593			50,603,000
Beginning balance (in shares) at Jun. 30, 2021				0		7,490,414	63,331
Beginning balance at Jun. 30, 2021	168,041,287			$ 0		$ 7,490	$ 63	215,317,098			(97,886,364)		117,438,287			50,603,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)					2,000,000	67,904	217
Issuance of common stock		47,570,374	1,749,864		$ 2,000	$ 68	$ 1		47,568,374	1,749,795				47,570,374	1,749,864
Issuance of preferred stock (in shares)					2,000,000	67,904	217
Issuance of preferred stock, net		$ 47,570,374	$ 1,749,864		$ 2,000	$ 68	$ 1		$ 47,568,374	$ 1,749,795				$ 47,570,374	$ 1,749,864
Stock compensation expense (in shares)						3,647
Stock compensation expense	95,000					$ 4		94,996					95,000
Class OP Units compensation expense	648,609							648,609					648,609
Offering costs	(136,282)							(136,282)					(136,282)
Reclassification to redeemable common stock	9,316,023							9,316,023					9,316,023
Repurchase of common stock (in shares)						(152,036)
Repurchase of common stock	(3,834,609)					$ (152)		(3,834,457)					(3,834,609)
Distributions declared, common stock	(1,981,725)										(1,981,725)		(1,981,725)
Net income (loss) attributable to common stockholders	3,505,052										3,505,052		3,505,052
Ending balance (in shares) at Sep. 30, 2021				2,000,000		7,409,929	63,548
Ending balance at Sep. 30, 2021	$ 224,973,593			$ 2,000		$ 7,410	$ 64	$ 270,724,156			$ (96,363,037)		$ 174,370,593			$ 50,603,000